Property, Plant and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation expenses	¥ 77,859	$ 11,184	¥ 57,696	¥ 20,545